1933 Act File No. 333-102228
1940 Act File No. 811-21265

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 29, 2017

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Post-Effective Amendment No. 263	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 265	[X]

(Check appropriate box or boxes)

PowerShares Exchange-Traded Fund Trust
(Exact Name of Registrant as Specified in Its Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515
(Address and Principal Executive Office)

Registrant's Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire
3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515
(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg, Esquire	Eric S. Purple, Esquire
Stradley Ronon Stevens & Young, LLP	Stradley Ronon Stevens & Young, LLP
191 North Wacker Drive, Suite 1601	1250 Connecticut Avenue, NW, Suite 500
Chicago, Illinois 60606	Washington, DC 20036

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective: (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	on February 2, 2018 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on [date] pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 263 (the "Amendment") to the Registration Statement on Form N-1A for PowerShares Exchange-Traded Fund Trust (the "Trust") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the "Securities Act") solely for the purpose of designating February 2, 2018 as the new effective date for Post-Effective Amendment No. 262 to the Trust's Registration Statement, which was filed on October 20, 2017 pursuant to Rule 485(a) under the Securities Act.  This Amendment relates to PowerShares BRIC Portfolio, PowerShares Dow Jones Industrial Average Dividend Portfolio, PowerShares Insider Sentiment Portfolio, PowerShares Raymond James SB-1 Equity Portfolio, PowerShares S&P 100® Equal Weight Portfolio, PowerShares S&P 500® Equal Weight Consumer Discretionary Portfolio, PowerShares S&P 500® Equal Weight Consumer Staples Portfolio, PowerShares S&P 500® Equal Weight Energy Portfolio, PowerShares S&P 500® Equal Weight Financials Portfolio, PowerShares S&P 500® Equal Weight Health Care Portfolio, PowerShares S&P 500® Equal Weight Industrials Portfolio, PowerShares S&P 500® Equal Weight Materials Portfolio, PowerShares S&P 500® Equal Weight Portfolio, PowerShares S&P 500® Equal Weight Real Estate Portfolio, PowerShares S&P 500® Equal Weight Technology Portfolio, PowerShares S&P 500® Equal Weight Utilities Portfolio, PowerShares S&P 500® Pure Growth Portfolio, PowerShares S&P 500® Pure Value Portfolio, PowerShares S&P 500® Top 50 Portfolio, PowerShares S&P MidCap 400® Equal Weight Portfolio, PowerShares S&P MidCap 400® Pure Growth Portfolio, PowerShares S&P MidCap 400® Pure Value Portfolio, PowerShares S&P SmallCap 600® Equal Weight Portfolio, PowerShares S&P SmallCap 600® Pure Growth Portfolio, PowerShares S&P SmallCap 600® Pure Value Portfolio, PowerShares S&P Spin-Off Portfolio, PowerShares Wilshire Micro-Cap Portfolio, PowerShares Wilshire US REIT Portfolio, PowerShares Zacks Mid-Cap Portfolio and PowerShares Zacks Multi-Asset Income Portfolio, each a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 262 to the Trust's Registration Statement, which was filed on October 20, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Downers Grove, and State of Illinois, on the 29th day of December, 2017.

PowerShares Exchange-Traded Fund Trust

By:	/s/ Daniel Draper
Daniel S. Draper
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dated indicated.

SIGNATURE	TITLE	DATE
/s/ Daniel Draper	President	December 29, 2017
Daniel Draper

/s/ Steven M. Hill	Treasurer	December 29, 2017
Steven M. Hill

/s/ Anna Paglia	Secretary	December 29, 2017
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	December 29, 2017
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	December 29, 2017
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	December 29, 2017
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	December 29, 2017
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	December 29, 2017
Yung Bong Lim

*/s/ Philip M. Nussbaum	Trustee	December 29, 2017
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	December 29, 2017
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	December 29, 2017
Donald H. Wilson

*BY: /s/ Anna Paglia
Anna Paglia, Attorney-In-Fact	December 29, 2017

*  Anna Paglia signed this registration statement pursuant to powers of attorney filed with Post-Effective Amendment Nos. 239 and 243, which are incorporated by reference herein.